Pay vs Performance Disclosure		12 Months Ended
		Dec. 27, 2025 USD ($)	Dec. 28, 2024 USD ($)	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 25, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table and graphs below summarize the relationship between executive compensation “actually paid” (referred to as “Compensation Actually Paid” or the “CAP Amounts”) to the Principal Executive Officer (“PEO”) and the Non-PEO Named Executive Officers (“Non-PEO NEOs”), and the financial performance of the Company over the time horizon set forth below in accordance with SEC rules. The Compensation Committee does not use the CAP Amounts as a basis for making compensation decisions. For a discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review the Compensation Discussion and Analysis beginning on page 49 of this Proxy Statement.

The financial performance measures used are the Company’s TSR, the peer group TSR (as disclosed under Item 201(e) of Regulation S-K), and the Company’s Net Income, which are required financial performance measures under the SEC rules. The SEC rules also require an issuer to select its most important other financial performance measure that is used to link the CAP Amounts paid to these officers to the Company’s performance, which is Core Constant Currency EPS Change, as reflected in the SEC-required table below.

	Summary Compensation	Compensation	Average Summary Compensation	Average Compensation Actually Paid	Value of Initial Fixed $100 Investment Based On:		GAAP Net Income ($ Millions)	Company Selected Measure: Core Constant
Year	Table Total for PEO ($)(1)	Actually Paid to PEO ($)(2)	Table Total for Non- PEO NEOs ($)(1)	to Non-PEO NEOs ($)(2)	TSR ($)	Peer Group TSR ($)(3)		Currency EPS Change(4)
2025	23,903,545	1,401,981	6,944,346	3,413,222	112.86	111.09	8,295	—%
2024	28,814,759	12,937,279	6,006,775	3,876,107	114.99	114.06	9,626	9%
2023	33,906,212	36,541,470	8,940,674	9,643,270	124.44	117.70	9,155	14%
2022	28,388,228	39,459,410	9,410,089	13,789,185	128.69	124.45	8,978	11%
2021	25,506,607	42,875,825	9,096,366	15,171,885	120.54	114.32	7,679	12%

Company Selected Measure Name		Core Constant Currency EPS Change
Named Executive Officers, Footnote

(1)	The PEO was Ramon L. Laguarta for all years in the table. The Non-PEO NEOs were Steven Williams and Silviu Popovici (all years), Hugh F. Johnston (2021 to 2023), Kirk Tanner (2021 to 2023), Jamie Caulfield (2023 to 2025), Becky Schmitt (2024 and 2025), and Steve Schmitt (2025).

Peer Group Issuers, Footnote

(3)	The peer group is the S&P Average of Industry Groups, which is derived by weighting the returns of two applicable S&P Industry Groups (the S&P 500 Soft Drinks and Non-alcoholic Beverages and S&P 500 Packaged Foods and Meats indices) based on PepsiCo’s sales in its beverage and foods businesses. The returns for PepsiCo and the S&P Average for Industry Groups are calculated through December 31, 2025.

PEO Total Compensation Amount	[1]	$ 23,903,545	$ 28,814,759	$ 33,906,212	$ 28,388,228	$ 25,506,607
PEO Actually Paid Compensation Amount	[2]	$ 1,401,981	12,937,279	36,541,470	39,459,410	42,875,825
Adjustment To PEO Compensation, Footnote

	2025
Adjustments ($)	PEO	Non-PEO NEOs*
SCT Amounts	23,903,545	6,944,346
Adjustments for defined benefit and actuarial pension plans
Aggregate change in actuarial present value included in “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column in SCT	(4,125,567)	(535,248)
Service cost for the covered fiscal year	1,010,698	151,611
Prior service cost for the covered fiscal year	—	—
Adjustments for stock awards
Aggregate value for stock awards included in “Stock Awards” column in SCT	(11,550,008)	(3,429,496)
Fair value at year-end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year-end	3,864,140	2,094,038
Year-over-year change in fair value at covered fiscal year-end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year-end	(13,505,075)	(1,975,969)
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	96,357	(2,430)
Dividends or other earnings paid on stock awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	1,707,890	166,370
Compensation Actually Paid (as calculated)	$1,401,981	$3,413,222
*	Amounts presented are averages for the entire group of Non-PEO NEOs.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 6,944,346	6,006,775	8,940,674	9,410,089	9,096,366
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 3,413,222	3,876,107	9,643,270	13,789,185	15,171,885
Adjustment to Non-PEO NEO Compensation Footnote

	2025
Adjustments ($)	PEO	Non-PEO NEOs*
SCT Amounts	23,903,545	6,944,346
Adjustments for defined benefit and actuarial pension plans
Aggregate change in actuarial present value included in “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column in SCT	(4,125,567)	(535,248)
Service cost for the covered fiscal year	1,010,698	151,611
Prior service cost for the covered fiscal year	—	—
Adjustments for stock awards
Aggregate value for stock awards included in “Stock Awards” column in SCT	(11,550,008)	(3,429,496)
Fair value at year-end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year-end	3,864,140	2,094,038
Year-over-year change in fair value at covered fiscal year-end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year-end	(13,505,075)	(1,975,969)
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	96,357	(2,430)
Dividends or other earnings paid on stock awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	1,707,890	166,370
Compensation Actually Paid (as calculated)	$1,401,981	$3,413,222
*	Amounts presented are averages for the entire group of Non-PEO NEOs.

Equity Valuation Assumption Difference, Footnote

The valuation assumptions used to calculate the fair values of stock awards for Compensation Actually Paid differ from those used to calculate the fair values at the time of grant as reflected in the SCT Amounts. Instead of using the target value for stock-settled compensation, Compensation Actually Paid reflects the fiscal year-end performance forecast for each outstanding award. Performance forecasts are not disclosed because such disclosure would result in competitive harm to the Company; however, as of fiscal year-end 2025, all outstanding stock awards are forecasted to pay out below target. In addition, instead of using the grant price for stock-settled compensation, Compensation Actually Paid reflects the stock price of $143.78 on December 26, 2025, the last trading day of the 2025 fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
CAP versus Core Constant Currency EPS Change(5) (2021 - 2025)	CAP versus GAAP Net Income (2021 - 2025)

		CAP versus TSR and Peer Group TSR (2021 - 2025)
Compensation Actually Paid vs. Net Income
CAP versus Core Constant Currency EPS Change(5) (2021 - 2025)	CAP versus GAAP Net Income (2021 - 2025)

		CAP versus TSR and Peer Group TSR (2021 - 2025)
Compensation Actually Paid vs. Company Selected Measure
CAP versus Core Constant Currency EPS Change(5) (2021 - 2025)	CAP versus GAAP Net Income (2021 - 2025)

		CAP versus TSR and Peer Group TSR (2021 - 2025)
Tabular List, Table

The following table lists the seven performance measures that, in our assessment, represent the most important performance measures we used to link compensation for our Named Executive Officers in 2025 to Company performance.

Most Important Performance Measures
Core Constant Currency EPS Change(5)	Organic Revenue Performance(5)
Core Constant Currency Net Income Change(5)(6)	Relative Competitive Performance
Core Constant Currency Operating Profit Change(5)	Relative Total Shareholder Return
Free Cash Flow Excluding Certain Items(5)

Total Shareholder Return Amount		$ 112.86	114.99	124.44	128.69	120.54
Peer Group Total Shareholder Return Amount	[3]	111.09	114.06	117.70	124.45	114.32
Net Income (Loss) Attributable to Parent		$ 8,295,000,000	$ 9,626,000,000	$ 9,155,000,000	$ 8,978,000,000	$ 7,679,000,000
Company Selected Measure Amount	[4]	0	0.09	0.14	0.11	0.12
PEO Name		Ramon L. Laguarta	Ramon L. Laguarta	Ramon L. Laguarta	Ramon L. Laguarta	Ramon L. Laguarta
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	[5]	Core Constant Currency EPS Change
Non-GAAP Measure Description		Please refer to Appendix A to this Proxy Statement for a description and reconciliation of this non-GAAP compensation performance measure relative to the reported GAAP financial measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	[5],[6]	Core Constant Currency Net Income Change
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	[5]	Core Constant Currency Operating Profit Change
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	[5]	Free Cash Flow Excluding Certain Items
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	[5]	Organic Revenue Performance
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Relative Competitive Performance
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Shareholder Return
PEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (4,125,567)
PEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,010,698
PEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(11,550,008)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,864,140
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(13,505,075)
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		96,357
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,707,890
Non-PEO NEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(535,248)
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		151,611
Non-PEO NEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,429,496)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,094,038
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,975,969)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,430)
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 166,370

[1]	The PEO was Ramon L. Laguarta for all years in the table. The Non-PEO NEOs were Steven Williams and Silviu Popovici (all years), Hugh F. Johnston (2021 to 2023), Kirk Tanner (2021 to 2023), Jamie Caulfield (2023 to 2025), Becky Schmitt (2024 and 2025), and Steve Schmitt (2025).
[2]	The following table describes the adjustments for 2025, each of which is prescribed by SEC rules, to calculate the CAP Amounts from the Summary Compensation Table (“SCT”) Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. Pursuant to the applicable rules, the amounts in the “Stock Awards” and “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” columns from the Summary Compensation Table are subtracted from the SCT Amounts and the values reflected in the table below are added or subtracted as applicable:
[3]	The peer group is the S&P Average of Industry Groups, which is derived by weighting the returns of two applicable S&P Industry Groups (the S&P 500 Soft Drinks and Non-alcoholic Beverages and S&P 500 Packaged Foods and Meats indices) based on PepsiCo’s sales in its beverage and foods businesses. The returns for PepsiCo and the S&P Average for Industry Groups are calculated through December 31, 2025.
[4]	Please refer to Appendix A to this Proxy Statement for a description and reconciliation of this non-GAAP compensation performance measure relative to the reported GAAP financial measure.
[5]	Please refer to Appendix A to this Proxy Statement for a description and reconciliation of these non-GAAP compensation performance measures relative to reported GAAP financial measures, and to pages 45-49 and 51 of PepsiCo’s 2025 Annual Report on Form 10-K for the fiscal year ended December 27, 2025 for a more detailed description of the items excluded from these measures.
[6]	Refers to Core Constant Currency Net Income attributable to PepsiCo.